Consolidated statements of income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Total revenue	$ 125,773	$ 98,676	$ 61,327
Total cost	(49,592)	(34,851)	(20,247)
Gross profit	76,181	63,825	41,080
Operating expenses
General and administrative	(31,889)	(13,961)	(10,692)
Sales and marketing	(63,521)	(23,844)	(20,174)
Research and development	(45,186)	(19,039)	(12,688)
Other (losses) income	(1,514)	(462)	665
Income (loss) from operations	(65,929)	6,519	(1,809)
Financial income	7,414	3,904	1,292
Financial expense	(12,058)	(7,038)	(3,186)
Financial result, net	(4,644)	(3,134)	(1,894)
Equity results	587	78	10
Income (loss) before income tax	(69,986)	3,463	(3,693)
Current	(1,646)	(4,904)	(1,015)
Deferred	11,118	616	132
Total income tax	9,472	(4,288)	(883)
Net loss for the year	(60,514)	(825)	(4,576)
Attributable to controlling shareholders	(60,511)	(914)	(4,593)
Profit on non controlling interests	$ (3)	$ 89	$ 17
Loss per share
Basic and diluted loss per share	$ (0.333)	$ (0.005)	$ (0.029)
Subscription revenue [Member]
Statements [Line Items]
Total revenue	$ 118,466	$ 93,366	$ 58,289
Services revenue [Member]
Statements [Line Items]
Total revenue	7,307	5,310	3,038
Subscription cost [Member]
Statements [Line Items]
Total cost	(38,380)	(27,801)	(15,843)
Services cost [Member]
Statements [Line Items]
Total cost	$ (11,212)	$ (7,050)	$ (4,404)